Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities
Other Liabilities
($ in millions)

At December 31:	2015	2014
Income tax reserves	$3,150	$3,146
Excess 401(k) Plus Plan	1,445	1,658
Disability benefits	590	675
Derivative liabilities	22	31
Special restructuring actions	362	431
Workforce reductions	407	469
Deferred taxes	253	129	**
Other taxes payable	89	17
Environmental accruals	270	240
Warranty accruals	83	91
Asset retirement obligations	134	136
Acquisition related	200	50
Divestiture related*	575	1,124
Other	519	536
Total	$8,099	$8,733	**

* Primarily related to the divestiture of the Microelectronics business.
** Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B, "Accounting
Changes," for additional information.